Construction contract revenues (Tables)	6 Months Ended
Jun. 30, 2015
Construction Revenue [Abstract]
Schedule of Construction contract revenues [Table Text Block]
	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2015	2014	2015	2014
		(Restated)		(Restated)
Construction contract revenue	$—	$8,084	$—	$38,839
Construction contract expenses	—	(6,668)	—	(33,482)
Recognized contract margin (loss)	$—	$1,416	$—	$5,357